Quarterly Holdings Report
for

Fidelity® International Capital Appreciation Fund

January 31, 2021

IVF-QTLY-0321
1.813010.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Bailiwick of Jersey - 0.9%
Ferguson PLC	419,800	$48,742,469
Bermuda - 0.9%
IHS Markit Ltd.	546,500	47,589,220
Brazil - 0.9%
Magazine Luiza SA	10,677,900	49,316,543
Canada - 5.9%
Brookfield Asset Management, Inc. Class A	1,426,161	55,392,093
Canadian National Railway Co.	587,874	59,543,648
Canadian Pacific Railway Ltd.	158,591	53,284,096
Constellation Software, Inc.	40,094	48,842,722
Thomson Reuters Corp.	583,200	47,554,459
Topicus.Com, Inc. (a)(b)	67,314	253,322
Waste Connection, Inc. (Canada)	452,152	44,545,149

TOTAL CANADA		309,415,489

Cayman Islands - 10.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	570,724	144,866,873
JD.com, Inc. sponsored ADR (a)	667,500	59,200,575
Meituan Class B (a)	1,611,400	73,947,844
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	312,676	52,373,230
Sea Ltd. ADR (a)	188,900	40,936,519
Shenzhou International Group Holdings Ltd.	2,469,900	48,453,460
Tencent Holdings Ltd.	1,603,100	142,841,515

TOTAL CAYMAN ISLANDS		562,620,016

Denmark - 2.0%
DSV Panalpina A/S	328,200	51,388,689
ORSTED A/S (c)	290,900	55,392,798

TOTAL DENMARK		106,781,487

France - 11.3%
Air Liquide SA	370,910	60,661,231
Dassault Systemes SA	250,557	50,094,453
Edenred SA	774,865	42,098,906
Hermes International SCA	50,411	51,547,124
L'Oreal SA	171,871	60,464,275
LVMH Moet Hennessy Louis Vuitton SE	134,160	81,112,532
Pernod Ricard SA	281,700	53,227,140
Safran SA (a)	410,600	51,615,584
SR Teleperformance SA	143,454	47,038,740
VINCI SA	575,500	53,365,069
Worldline SA (a)(c)	561,700	47,756,471

TOTAL FRANCE		598,981,525

Germany - 6.5%
Delivery Hero AG (a)(c)	301,600	45,933,838
HelloFresh AG (a)	533,148	45,160,722
Infineon Technologies AG	1,400,000	56,089,044
Merck KGaA	295,200	49,329,642
Nemetschek Se	676,800	47,801,443
RWE AG	1,104,900	47,546,590
Vonovia SE	776,100	51,932,845

TOTAL GERMANY		343,794,124

Hong Kong - 2.3%
AIA Group Ltd.	5,931,800	71,518,258
Techtronic Industries Co. Ltd.	3,430,500	51,679,283

TOTAL HONG KONG		123,197,541

India - 2.0%
HDFC Bank Ltd. (a)	2,392,564	45,721,361
Reliance Industries Ltd.	2,288,477	57,854,244

TOTAL INDIA		103,575,605

Indonesia - 0.9%
PT Bank Central Asia Tbk	20,430,700	49,220,076
Ireland - 4.3%
Accenture PLC Class A	184,100	44,537,472
Aon PLC	214,700	43,605,570
Flutter Entertainment PLC (Ireland)	258,760	48,311,700
Kingspan Group PLC (Ireland) (a)	662,200	45,002,317
Linde PLC	184,800	45,349,920

TOTAL IRELAND		226,806,979

Italy - 1.1%
Enel SpA	5,997,200	59,480,185
Japan - 6.3%
Hoya Corp.	411,600	52,636,231
Keyence Corp.	103,560	55,504,878
Recruit Holdings Co. Ltd.	1,276,900	55,541,863
SMC Corp.	77,900	47,121,524
Sony Corp.	684,300	65,496,174
Tokyo Electron Ltd.	142,900	54,311,413

TOTAL JAPAN		330,612,083

Korea (South) - 5.1%
LG Chemical Ltd.	61,020	50,032,046
NAVER Corp.	165,330	50,705,201
Samsung Electronics Co. Ltd.	1,675,880	122,874,990
Samsung SDI Co. Ltd.	72,250	47,417,717

TOTAL KOREA (SOUTH)		271,029,954

Luxembourg - 0.8%
Spotify Technology SA (a)	139,000	43,785,000
Netherlands - 5.5%
Airbus Group NV	546,800	54,984,958
ASML Holding NV (Netherlands)	170,760	91,160,913
Ferrari NV	233,947	48,902,874
Wolters Kluwer NV	570,600	47,391,389
Yandex NV Series A (a)	766,200	47,994,768

TOTAL NETHERLANDS		290,434,902

Portugal - 0.9%
Energias de Portugal SA	7,752,809	48,660,355
Spain - 3.9%
Aena Sme SA (a)(c)	303,300	46,855,275
Amadeus IT Holding SA Class A	796,400	50,844,801
Cellnex Telecom SA (c)	853,816	50,056,329
Iberdrola SA	4,404,717	59,787,676

TOTAL SPAIN		207,544,081

Sweden - 2.8%
Atlas Copco AB (A Shares)	960,700	52,121,192
Hexagon AB (B Shares)	541,600	47,443,390
Swedish Match Co. AB	618,100	47,783,421

TOTAL SWEDEN		147,348,003

Switzerland - 6.0%
Logitech International SA (Reg.)	482,420	50,291,913
Lonza Group AG	84,716	54,108,081
Nestle SA (Reg. S)	979,810	109,833,356
Partners Group Holding AG	40,809	48,311,076
Sika AG	190,556	51,856,048

TOTAL SWITZERLAND		314,400,474

Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,068,000	149,325,499
United Kingdom - 4.8%
Ashtead Group PLC	1,012,800	51,247,315
Atlassian Corp. PLC (a)	169,120	39,088,706
Aveva Group PLC	962,977	47,974,218
Diageo PLC	1,556,200	62,477,059
London Stock Exchange Group PLC	438,400	52,044,697

TOTAL UNITED KINGDOM		252,831,995

United States of America - 10.5%
Adobe, Inc. (a)	94,600	43,399,642
Autodesk, Inc. (a)	57,615	15,984,129
Charter Communications, Inc. Class A (a)	72,300	43,926,588
MasterCard, Inc. Class A	147,524	46,660,366
MercadoLibre, Inc. (a)	22,800	40,572,828
Microsoft Corp.	204,000	47,319,840
Moody's Corp.	176,700	47,048,142
Netflix, Inc. (a)	84,500	44,986,955
NextEra Energy, Inc.	552,668	44,694,261
NICE Systems Ltd. sponsored ADR (a)(d)	177,345	46,336,702
NVIDIA Corp.	84,200	43,749,478
Thermo Fisher Scientific, Inc.	94,900	48,370,530
Visa, Inc. Class A	226,112	43,696,144

TOTAL UNITED STATES OF AMERICA		556,745,605

TOTAL COMMON STOCKS
(Cost $3,837,787,754)		5,242,239,210

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.09% (e)	22,864,817	22,869,390
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	2,947,727	2,948,022
TOTAL MONEY MARKET FUNDS
(Cost $25,817,412)		25,817,412
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $3,863,605,166)		5,268,056,622
NET OTHER ASSETS (LIABILITIES) - 0.5%		28,255,403
NET ASSETS - 100%		$5,296,312,025

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $245,994,711 or 4.6% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,968
Fidelity Securities Lending Cash Central Fund	17,518
Total	$28,486

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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